Equity - Summary of Other Reserves Within Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (7,072,917)	$ (5,291,999)	$ (4,880,883)
Other reserves, Changes	(1,662,344)	(1,780,918)	(411,116)
Other reserves, Ending balance	(8,735,261)	(7,072,917)	(5,291,999)
Exchange Differences in Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(4,308,296)	(2,283,155)	(1,666,109)
Other reserves, Changes	(881,898)	(2,025,141)	(617,046)
Other reserves, Ending balance	(5,190,194)	(4,308,296)	(2,283,155)
Reserves for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(9,383)	(1,334)	(5,094)
Other reserves, Changes	9,809	(8,049)	3,760
Other reserves, Ending balance	426	(9,383)	(1,334)
Financial assets at fair value through other comprehensive income
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(692)	(687)	(397)
Other reserves, Changes	(5)	(5)	(290)
Other reserves, Ending balance	(697)	(692)	(687)
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(2,754,546)	(3,006,823)	(3,209,283)
Other reserves, Changes	(790,250)	252,277	202,460
Other reserves, Ending balance	$ (3,544,796)	$ (2,754,546)	$ (3,006,823)